Business Combination (Acquisition of Tianya, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					3 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Customer relationships [Member]	Dec. 31, 2013 Technology [Member]	Dec. 31, 2013 Tianya [Member]	Oct. 01, 2013 Tianya [Member]	Oct. 01, 2013 Tianya [Member] Customer relationships [Member]	Oct. 01, 2013 Tianya [Member] Technology [Member]	Oct. 01, 2013 Tianya [Member] Common Shares [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired							100.00%
Fixed cash consideration							$ 163
Share consideration, number of shares										2,932,850
Share consideration, fair value of shares							13,702			13,702
Additional variable share consideration, maximum										2,932,850
Identified intangible assets, amount								1,073	553
Identified intangible assets, estimated useful life				4 years	4 years 7 months 6 days			3 years 4 months 20 days	5 years
Net revenues	196,702	91,768	40,671			1,017
Net income	$ (1,856)	$ 9,430	$ 10,251			$ 276